SHORT-TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
SHORT-TERM DEBT AND LONG-TERM DEBT
SHORT-TERM DEBT AND LONG-TERM DEBT

NOTE 15 – SHORT-TERM DEBT AND LONG-TERM DEBT

Loans and financing are as follows:

	2021	2020
Working capital	480,905	1,178,557
Financing of property, plant and equipment and others	102,232	333,797
Ten/Thirty Year Bonds	10,526,649	13,100,580
Total Loans and Financing	11,109,786	14,612,934
Current	234,537	1,424,043
Non-current	10,875,249	13,188,891

Principal amount of loans and Financing	10,952,983	14,413,188
Interest accrued of loans and Financing	156,803	199,746
Total	11,109,786	14,612,934

(*) Weighted average effective interest costs on December 31, 2021, which represents total of 5.76%.

Loans and financing denominated in Brazilian reais are indexed to fixed rates or CDI (Interbank Deposit Certificate).

Summary of loans and financing by currency:

	2021	2020
Brazilian Real (BRL)	461,187	1,245,988
U.S. Dollar (USD)	10,535,532	13,366,946
Other currencies	113,067	—
	11,109,786	14,612,934

The amortization schedules of long-term loans and financing are as follows:

	2021	2020
2022	—	5,210
2023	1,115,211	2,108,324
2024	878,044	1,813,225
2025	405,788	682,422
2026 on	8,476,206	8,579,710
	10,875,249	13,188,891

a) Credit Lines

In October 2019, the Company completed the renewal of the Global Credit Line in the total amount of US$ 800 million (equivalent to R$4,464 million as of December 31, 2021). The transaction aims to provide liquidity to subsidiaries in North America and Latin America, including Brazil. The companies Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. provide guarantee for this transaction, which matures in October 2024. As of December 31, 2021, the outstanding balance of this credit facility was US$ 85 million (equivalent to R$ 474 million as of December 31, 2021).

b) Significant funding and settlements of financing in 2021

During the 4th quarter of 2021, the Company repurchased Bonds, maturing in 2023, 2024 and 2027, in the total principal amount of US$ 395.8 million (equivalent to R$ 2,208 million). Additionally, the subsidiary Gerdau Açominas S.A. effected the early settlement of two bilateral loans in the total amount of R$ 775 million with the banks Santander and Bank of America.